Long-term debt	12 Months Ended
Dec. 31, 2018
Noncurrent Liabilities [Abstract]
Long-term debt

13. Long-term debt

	2018	2017

Unsecured debentures
Series D - 5.67% debentures due September 2, 2019 [note 26]	$499,599	$499,020
Series E - 3.75% debentures due November 14, 2022	398,873	398,604
Series F - 5.09% debentures due November 14, 2042	99,286	99,271
Series G - 4.19% debentures due June 24, 2024	497,913	497,576
	1,495,671	1,494,471
Less current portion	(499,599)	-

Total	$996,072	$1,494,471

Cameco has a $1,250,000,000 unsecured revolving credit facility that is available until November 1, 2022. Upon mutual agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $100,000,000 can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $1,250,000,000 by increments no less than $50,000,000, to a total of $1,750,000,000. The facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2018 and 2017, there were no amounts outstanding under this facility.

Cameco has $1,716,473,000 (2017 - $1,667,932,000) in letter of credit facilities. Outstanding and committed letters of credit at December 31, 2018 amounted to $1,572,984,000 (2017 - $1,474,155,000), the majority of which relate to future decommissioning and reclamation liabilities (note 15).

Cameco is bound by a covenant in its revolving credit facility. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1:1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility. At December 31, 2018, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2019 to be constrained by it.

The table below represents currently scheduled maturities of long-term debt:

2019	2020	2021	2022	2023	Thereafter	Total

$499,599	-	-	398,873	-	597,199	$1,495,671